EQUITY ACCOUNTED INVESTMENTS - Ownership, Voting Interest, and Carrying Value of Equity Accounted Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 251	$ 70	$ 73
Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	18.00%	25.00%
Voting interest (%)	18.00%	25.00%
Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	50.00%	70.00%
Voting interest (%)	50.00%	70.00%